Business Combination - Schedule of Purchase Price Allocation (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Goodwill	$ 532,400
NPS Holdings Limited [Member]
Cash and cash equivalents	31,619
Accounts receivable	55,788
Unbilled revenue	41,378
Inventories	33,652
Current assets	19,463
Property, plant and equipment	216,799
Intangible assets	94,000
Other assets	7,456
Total identifiable assets acquired	500,155
Accounts payable	26,457
Accrued expenses	28,686
Current portion of loans and borrowings
Short-term borrowings	55,836
Current liabilities	7,159
Loans and borrowings	149,399
Other liabilities	23,549
Noncontrolling interest	(2,841)
Net identifiable liabilities acquired	288,245
Total fair value of net assets acquired	211,910
Goodwill	378,845
Total gross consideration	590,755
Gulf Energy S.A.O.C [Member]
Cash and cash equivalents	5,206
Accounts receivable	19,145
Unbilled revenue	45,343
Inventories	31,092
Current assets	8,194
Property, plant and equipment	94,877
Intangible assets	52,010
Other assets	2,002
Total identifiable assets acquired	257,869
Accounts payable	31,113
Accrued expenses	25,388
Current portion of loans and borrowings	16,368
Short-term borrowings	9,000
Current liabilities	11,558
Loans and borrowings	25,098
Other liabilities	2,202
Noncontrolling interest	1,890
Net identifiable liabilities acquired	122,617
Total fair value of net assets acquired	135,252
Goodwill	153,596
Total gross consideration	$ 288,848